Investment Properties - Schedule of Profit or Loss for Investment Properties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Profit or Loss for Investment Properties [Abstract]
Rental income from operating leases	$ 21,894
Direct operating expenses from property that generated rental income	$ (3,543)